STATEMENT OF PROFIT OR LOSS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
STATEMENT OF PROFIT OR LOSS
NET REVENUE FROM CONTINUING OPERATIONS	R$ 26,737,277		R$ 29,223,656	R$ 31,742,726
Cost of Sales	(9,675,435)		(11,770,762)	(12,531,303)
GROSS PROFIT	17,061,842		17,452,894	19,211,423
OPERATING (EXPENSES) INCOME
Selling, marketing and logistics expenses	(11,015,940)		(11,558,866)	(12,386,193)
Administrative, R&D, IT and project expenses	(4,225,027)		(5,023,626)	(5,217,633)
Impairment loss on trade receivables	(605,874)		(604,847)	(839,357)
Other operating income (expenses), net	(1,369,849)		(649,192)	(207,431)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	(154,848)		(383,637)	560,809
Financial results	(2,513,499)		(1,784,981)	(908,090)
PROFIT (LOSS) BEFORE INCOME TAX AND SOCIAL CONTRIBUTION	(2,668,347)		(2,168,618)	(347,281)
Income tax and social contribution	86,400		(92,353)	1,297,237
PROFIT (LOSS) FOR THE PERIODS FROM CONTINUING OPERATIONS	(2,581,947)		(2,260,971)	949,956
DISCONTINUED OPERATIONS
PROFIT (LOSS) FROM DISCONTINUED OPERATIONS	5,556,457	[1]	(597,655)	90,733
NET INCOME (LOSS) FOR THE YEAR	2,974,510		(2,858,626)	1,040,689
ATTRIBUTABLE TO
The Company's shareholders	2,973,731		(2,859,629)	1,047,960
Non-controlling shareholders	R$ 779		R$ 1,003	R$ (7,271)
NET INCOME (LOSS) PER SHARE FOR THE YEAR FROM CONTINUING OPERATION-R$
Basic	R$ (1.8739)		R$ (1.648)	R$ 0.6898
Diluted	(1.8633)		(1.6365)	0.6894
NET INCOME (LOSS) PER SHARE FOR THE YEAR -R$
Basic	2.1582		(2.0843)	0.761
Diluted	R$ 2.1482		R$ (2.0843)	R$ 0.7503

[1]	The Natura &Co amounts are refers to gain from the TBS and Aesop sale occurred in 2023..